LONG-TERM INVESTMENTS - Equity securities without readily determinable fair value (Details) $ in Thousands	1 Months Ended							6 Months Ended	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Mar. 31, 2018 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value			¥ 543,178,000					¥ 631,393,000	¥ 631,393,000		¥ 647,702,000	¥ 543,178,000
Loss on disposal of subsidiary	¥ 582,000
Impairment loss of investments									23,193,000	$ 3,639	282,076,000	¥ 154,898,000
Shanghai Xinzheng
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value								¥ 129,786,000	¥ 129,786,000		¥ 129,786,000
Purchase of equity interest (as a percent)				15.00%
Purchase of investments, cash consideration				¥ 129,786,000
Equity interest (as a percent)								15.00%	15.00%		15.00%		15.00%	15.00%
Impairment loss of investments								¥ 0
Impairment existed								0	¥ 0		¥ 0
Ezhou Rural Commercial bank
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value								40,000,000	40,000,000		40,000,000
BitPay, Inc.
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value								¥ 25,490,000	¥ 25,490,000		¥ 26,100,000
Purchase of equity interest (as a percent)					1.11%
Purchase of investments, cash consideration | $					$ 4,000
Equity interest (as a percent)								1.11%	1.11%		1.11%		1.11%	1.11%
Impairment loss of investments								¥ 0
Impairment existed								0	¥ 0		¥ 0
Hubei Consumption
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value								361,100,000	361,100,000		361,100,000
Purchase of investments, cash consideration			¥ 361,100,000
Equity interest (as a percent)			24.47%									24.47%
Impairment loss of investments								0
Impairment existed								¥ 0	¥ 0		0
Goopal Group
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value											¥ 17,748,000
Purchase of equity interest (as a percent)						1.94%
Purchase of investments, cash consideration | $						$ 2,720
Equity interest (as a percent)								1.94%	1.94%		1.94%		1.94%	1.94%
Impairment existed | $													$ 0	$ 0
Zhuhai Yuanxin
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value								¥ 15,000,000	¥ 15,000,000		¥ 15,000,000
Purchase of investments, cash consideration		¥ 15,000,000
Equity interest (as a percent)		33.33%
Impairment loss of investments								0
Impairment existed								0	0		0
Ningbo Weilie Investment
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value								20,000,000	20,000,000		20,000,000
Purchase of investments, cash consideration							¥ 20,000,000
Equity interest (as a percent)							8.50%
Impairment loss of investments								0
Impairment existed								0	0
PT.TIRTA Finance
Subsidiary or Equity Method Investee [Line Items]
Equity interest (as a percent)	40.00%
Impairment loss of investments								0
Impairment existed								0	0
Others
Subsidiary or Equity Method Investee [Line Items]
Equity securities without readily determinable fair value								¥ 40,017,000	¥ 40,017,000		¥ 37,968,000